Notes Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Notes Payable
14.	NOTES PAYABLE
The Company issued and publicly sold unsecured senior notes, and the details of the tranches are shown below:

	Issue date	Principal amount (US$ million)	Mature date	Effective interest rate
2022 Ten-year Notes	November 28, 2012	750	November 28, 2022	3.59%*
2025 Ten-year Notes	June 30, 2015	500	June 30, 2025	4.22%
2022 Five-year Notes	July 6, 2017	900	July 6, 2022	3.08%*
2027 Ten-year Notes	July 6, 2017	600	July 6, 2027	3.73%
2023 Notes	March 29, 2018	1,000	September 29, 2023	3.99%*
2028 March Notes	March 29, 2018	500	March 29, 2028	4.50%
2024 Notes	November 14, 2018	600	May 14, 2024	4.51%
2024 Notes	December 10, 2018	250	May 14, 2024	4.54%
2028 November Notes	November 14, 2018	400	November 14, 2028	4.99%
2025 Five-year Notes	April 7, 2020	600	April 7, 2025	3.22%
2030 April Notes	April 7, 2020	400	April 7, 2030	3.54%
2026 Notes	October 9, 2020	650	April 9, 2026	1.81%
2030 October Notes	October 9, 2020	300	October 9, 2030	2.43%
2027 Five-year Notes	August 23, 2021	300	February 23,2027	1.73%
2031 Notes	August 23, 2021	700	August 23, 2031	2.49%

*	The 2022 Five-year Notes, 2022 Ten-year Notes and 2023 Notes were fully repaid when they became due.
The notes listed above are collectively referred to as the “Notes”.
The 2022
Ten-year
Notes bear interest at the rate of 3.500% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 28, 2013.
The 2025
Ten-year
Notes bear interest at the rate of 4.125% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on December 30, 2015.
The 2022 Five-year Notes bear interest at the rate of 2.875% per annum and the 2027
Ten-year
Notes bear interest at the rate of 3.625% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on January 6, 2018.
The 2023 Notes bear interest at the rate of 3.875% per annum and the 2028 March Notes bear interest at the rate of 4.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on September 29, 2018.
The 2024 Notes including US$600 million issued in November and US$250 million in December 2018, respectively, bear interest at the rate of 4.375% per annum and the 2028 November Notes bear interest at the rate of 4.875% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on May 14, 2019.
The 2025 Five-year Notes bear interest at the rate of 3.075% per annum and the 2030 April Notes bear interest at the rate of 3.425% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on October 7, 2020.

The 2026 Notes bear interest at the rate of 1.720% per annum and the 2030 October Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on April 9, 2021.
The 2027 Five-year Notes bear interest at the rate of 1.625% per annum and the 2031 Notes bear interest at the rate of 2.375% per annum. Interest is payable semi-annually in arrears on and of each year, beginning on February 23, 2022.
At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.
The Notes do not contain any other financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the greater of the principal amount and the make whole amount plus accrued and unpaid interest. In addition, for the 2028 March Notes, 2024 Notes, 2028 November Notes, 2025 Five-year Notes, 2030 April Notes, 2026 Notes, 2030 October Notes, 2027 Five-year Notes and 2031 Notes, the Company may at its discretion, redeem all or any portion of the Notes at one or three months before the maturity date of respective notes, at a price equal to 100% of the principal amount of such notes plus accrued and unpaid interest, if any, to (but not including) the redemption date. As of December 31, 2023, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. For certain Notes, the Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.
The outstanding Notes were issued at a discount amounting to US$16 million. The total issuance costs of US$28 million were presented as a direct deduction from the principal amount of the outstanding Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes.
The principal amount and unamortized discount and debt issuance costs as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Principal amount	46,983	41,163	5,797
Unamortized discount and debt issuance costs	(186)	(144)	(20)

	46,797	41,019	5,777

The following table summarizes the aggregate required repayments of the principal amounts of the Group’s long-term debts (including the notes payable and long-term loans (Note 13) but excluding convertible senior notes (Note 15)), in the succeeding five years and thereafter:

	RMB	US$

	(In millions)
For the years ending December 31,
2024	6,037	850
2025	7,908	1,114
2026	18,815	2,650
2027	6,390	900
2028	6,390	900
Thereafter	9,940	1,400